SHARE-BASED COMPENSATION - Expenses of Share-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Restricted Share Unit Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 0
Equity Awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	15	$ 9	$ 31	$ 18
Share options | Management Share Option Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	1	3	5	5
Escrowed Shares | Escrowed Stock Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	11	5	22	10
Restricted Stock | Restricted Stock Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	3	1	4	3
Cash-Settled Awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	(5)	5	22	27
Deferred Share Unit | Deferred Share Unit Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	(5)	3	17	19
Restricted shares of the Manager | Restricted Share Unit Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 0	$ 2	$ 5	$ 8